Related Parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Other Demand Deposits Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	$ 1,168,271	$ 621,390
Results With Parent Company	0
Derivative Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	0	886,425
Results With Parent Company	0
Other Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	0	735,992
Results With Parent Company	0
Trading Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	2,131
Results With Parent Company	0
Other Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	7,061,795	480,355
Results With Parent Company	721,876	398,135	$ 234,262
Derivative Financial Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	11,618	1,634,234
Results With Parent Company	385,850	9,569	209,999
Securities In Custody Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	63,028,083	77,454,929
Results With Parent Company	0
Derivative Instruments Notional Amount Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	925,000	15,269,110
Results With Parent Company	0
Securities Granted Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	2,656,720	962,230
Results With Parent Company	5,956	3,254	$ 4,570
Guarantees Received Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	3,725,274	$ 38,612
Results With Parent Company	$ 0